Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	June 30, 2021

Intangible assets – gross	$18,002	$18,193
Less: accumulated amortization	(2,370)	(3,353)
	$15,632	$14,840

Schedule of amortization amount of intangible asset
2021	$1,241
2022	2,596
2023	2,596
2024	2,596
Thereafter	5,811
Total	$14,840